MERRILL LYNCH
                                                              STRATEGIC
                                                              DIVIDEND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report

                                                              January 31, 2000

                      MERRILL LYNCH STRATEGIC DIVIDEND FUND


Sector Representation as a Percentage of Equities as of January 31, 2000

                  [A pie graph depicting sector representations
               as a percentage of equities as of January 31, 2000]

                            Utilities -- 30.0%

                            Capital Goods -- 6.3%

                            Energy -- 14.6%

                            Financial Services -- 29.3%

                            Basic Industries -- 7.4%

                            Consumer -- 12.4%

US Common Stock Investments as of January 31, 2000

                                                          S&P
                                            Fund         500**
---------------------------------------------------------------
Average Capitalization (in billions)       $32.7        $130.1
---------------------------------------------------------------
Price/Book Value                             3.7           4.9
---------------------------------------------------------------
Price/Earnings Ratio***                     19.2          28.7
---------------------------------------------------------------
Yield Based on Current Dividend              2.5%*         1.2%
---------------------------------------------------------------
* Net yield after expenses for 12-months ended 1/31/2000, according to Lipper Analytical Services.
**  An unmanaged broad-based index comprised of common stocks.
*** Based on trailing 12-month earnings.

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

DEAR SHAREHOLDER

For the three months ended January 31, 2000, Merrill Lynch Strategic Dividend Fund's Class A, Class B, Class C and Class D Shares had total returns of -5.60%, -5.85%, -5.83% and -5.59%, respectively. The Fund's performance lagged the -2.61% total return of the Lipper Analytical Services Inc.'s peer group of Equity Income Funds for the same period. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Once again growth stocks outperformed value stocks by a wide margin, with technology stocks leading the upward surge. Interest rates also climbed during the January quarter, negatively impacting Fund performance. Because our focus is primarily on stocks with above average dividend yields, we have a heavy weighting in interest rate-sensitive stocks. For example, at January 31, 2000, financial companies made up 26.0% of the Fund's net assets and utilities made up 26.3%. While the unmanaged Standard & Poor's 500 (S&P 500) Index posted a total return of +2.61% for the three months ended January 31, 2000, the 200 highest-yielding stocks in the S&P 500 Index produced a total return of -10.70%. Financial services stocks posted the sharpest relative price underperformance in the January quarter, followed by utilities. The only relative outperformance in the quarter was among stocks in the capital goods--technology and the services sectors, where little or no yield was found.

With nearly 15% of the Fund's net assets invested in energy stocks, this group represented our third above-average dividend yield sector exposure. Energy stocks rallied late in the January quarter in response to sharply rising commodity prices. Crude oil prices climbed to $30 per barrel, levels not seen since the 1990 Gulf War. The history of oil prices is a volatile one. While it is hard to predict the direction oil prices may take because of political and economic factors, we do expect oil prices to remain at or near current levels for most of this year. Industry inventory levels continue to decline, while production is running at replacement levels. Typically, energy stocks move in line with the price of the commodity. However, in this case the equity has not followed the direction of the commodity. In fact, investor representation in the energy sector has continued to drop to a 20-year low, as its weighting in the S&P 500 Index was at just above 5% at January 31, 2000. We believe this divergence represents an attractive investment opportunity, as the gulf between the commodity and equity price closes.

Portfolio transactions during the January quarter included initiating three new positions, eliminating three holdings and reducing two positions. However, the net effect to sector or industry weightings essentially remained unchanged. As value-style investing remains out of favor, it is incumbent on us to continuously review our holdings for their investment attractiveness.

In Conclusion

We thank you for your investment in Merrill Lynch Strategic Dividend Fund, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee

/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

March 7, 2000

PERFORMANCE DATA

About Fund Performance

   Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

   None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                                     2 & 3

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                                                            Ten Years/
                                                                     3 Month            12 Month         Since Inception
As of January 31, 2000                                            Total Return        Total Return         Total Return
=========================================================================================================================
ML Strategic Dividend Fund Class A Shares*                           -5.60%              + 2.19%              +211.63%
-------------------------------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class B Shares*                           -5.85               + 1.11               +181.15
-------------------------------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class C Shares*                           -5.83               + 1.16               +114.49
-------------------------------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class D Shares*                           -5.59               + 2.02               +123.78
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                                        +2.61               +10.35           +442.42/+231.52
=========================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

Average Annual Total Return

                             % Return Without           % Return With
                               Sales Charge             Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/99               + 2.86%                  - 2.54%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99         +18.96                   +17.68
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99          +11.82                   +11.22
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
** Assuming maximum sales charge.

                                    % Return                % Return
                                  Without CDSC              With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/99                  + 1.86%                 - 1.98%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99            +17.75                  +17.75
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99             +10.69                  +10.69
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.
===========================================================================
                                         % Return            % Return
                                       Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/99                       + 1.84%             + 0.88%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                 +17.72              +17.72
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/99     +16.54              +16.54
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

===========================================================================
                                        % Return Without     % Return With
                                          Sales Charge       Sales Charge**
===========================================================================
Class D Shares*
===========================================================================
Year Ended 12/31/99                          + 2.61%             - 2.78%
---------------------------------------------------------------------------
Five Years Ended 12/31/99                    +18.66              +17.39
---------------------------------------------------------------------------
Inception (10/21/94) through 12/31/99        +17.47              +16.26
---------------------------------------------------------------------------
*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

PORTFOLIO INFORMATION

As of January 31, 2000
-----------------------------------------------------------------------
                                                     Percent of
Ten Largest Common Stock Holdings                    Net Assets
The Chase Manhattan Corporation..................       3.7%
Exxon Mobil Corporation..........................       3.5
Royal Dutch Petroleum Company
  (NY Registered Shares).........................       3.5
Enron Corp.......................................       3.0
The Bank of New York Company, Inc................       3.0
International Paper Company......................       2.3
Columbia Energy Group............................       2.3
SBC Communications Inc...........................       2.3
General Electric Company.........................       2.1
American General Corporation.....................       2.0


                                      4 & 5

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                               Shares                                                                  Percent of
EUROPE            Industries                    Held             Common Stocks                               Value     Net Assets
====================================================================================================================================
Netherlands       Oil--International          125,000   Royal Dutch Petroleum Company
                                                        (NY Registered Shares)                            $ 6,882,812       3.5%
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the Netherlands                6,882,812       3.5
====================================================================================================================================
United Kingdom    Banking                     200,000   National Westminster Bank PLC                       3,851,021       1.9
                  ------------------------------------------------------------------------------------------------------------------
                  Oil--International           61,008   BP Amoco PLC (ADR) (a)                              3,279,180       1.7
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the United Kingdom             7,130,201       3.6
====================================================================================================================================
                                                        Total Investments in Europe                        14,013,013       7.1
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
United States     Aerospace & Defense          20,000   Rockwell International Corporation                    988,750       0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Automobile                   70,000   Ford Motor Company                                  3,482,500       1.8
                  ------------------------------------------------------------------------------------------------------------------
                  Automotive                   31,000   Arvin Industries, Inc.                                718,812       0.3
                  Equipment & Tires            14,300   Dana Corporation                                      336,050       0.2
                                                                                                          -----------     -----
                                                                                                            1,054,862       0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Automotive Parts             60,000   TRW Inc.                                            2,628,750       1.3
                  ------------------------------------------------------------------------------------------------------------------
                  Banking                     145,000   The Bank of New York Company, Inc.                  5,890,625       3.0
                                               90,000   The Chase Manhattan Corporation                     7,239,375       3.7
                                               72,139   Firstar Corporation                                 1,722,319       0.9
                                               92,000   Mellon Financial Corporation                        3,156,750       1.6
                                               60,000   National City Corporation                           1,297,500       0.7
                                               78,000   PNC Bank Corp.                                      3,744,000       1.9
                                               40,000   State Street Corporation                            3,207,500       1.6
                                               26,880   SunTrust Banks, Inc.                                1,601,040       0.8
                                                                                                          -----------     -----
                                                                                                           27,859,109      14.2
                  ------------------------------------------------------------------------------------------------------------------
                  Business Services            52,000   The Dun & Bradstreet Corporation                    1,309,750       0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Capital Goods                30,000   General Electric Company                            4,001,250       2.1
                                               28,000   Minnesota Mining and Manufacturing Company (3M)     2,621,500       1.3
                                                                                                          -----------     -----
                                                                                                            6,622,750       3.4
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals                    23,000   The Dow Chemical Company                            2,679,500       1.4
                                               23,343   E.I. du Pont de Nemours and Company                 1,377,237       0.7
                                                                                                          -----------     -----
                                                                                                            4,056,737       2.1
                  ------------------------------------------------------------------------------------------------------------------
                  Consumer--Durables           63,000   Whirlpool Corporation                               3,669,750       1.9
                  ------------------------------------------------------------------------------------------------------------------
                  Drugs                        50,000   American Home Products Corporation                  2,353,125       1.2
                                               52,000   Bristol-Myers Squibb Company                        3,432,000       1.7
                                                                                                          -----------     -----
                                                                                                            5,785,125       2.9
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical & Electronics    100,000   NiSource Inc.                                       1,837,500       0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Foods                        80,000   General Mills, Inc.                                 2,495,000       1.3
                                               55,000   The Quaker Oats Company                             3,265,625       1.6
                                                                                                          -----------     -----
                                                                                                            5,760,625       2.9
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products           48,000   The Clorox Company                                  2,292,000       1.2
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                    65,000   American General Corporation                        3,993,437       2.0
                                               58,000   The Chubb Corporation                               3,262,500       1.7
                                               60,000   Lincoln National Corporation                        2,216,250       1.1
                                              170,000   Ohio Casualty Corporation                           2,146,250       1.1
                                              100,000   The St. Paul Companies, Inc.                        3,018,750       1.6
                                                                                                          -----------     -----
                                                                                                           14,637,187       7.5
                  ------------------------------------------------------------------------------------------------------------------
                  Oil--Domestic                28,000   Atlantic Richfield Company (ARCO)                   2,156,000       1.1
                                               49,138   Conoco Inc. (Class B)                               1,157,814       0.6
                                               90,000   Occidental Petroleum Corporation                    1,788,750       0.9
                                               50,000   Phillips Petroleum Company                          2,043,750       1.0
                                                                                                          -----------     -----
                                                                                                            7,146,314       3.6
                  ------------------------------------------------------------------------------------------------------------------
                  Oil--International           82,806   Exxon Mobil Corporation                             6,914,301       3.5
                                               50,000   Texaco Inc.                                         2,643,750       1.4
                                                                                                          -----------     -----
                                                                                                            9,558,051       4.9
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products      98,023   International Paper Company                         4,668,345       2.3
                                               60,000   Weyerhaeuser Company                                3,442,500       1.8
                                                                                                          -----------     -----
                                                                                                            8,110,845       4.1
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment       38,000   Apartment Investment & Management
                  Trusts                                Company (Class A)                                   1,439,250       0.7
                                               19,207   Avalonbay Communities, Inc.                           662,642       0.4
                                               40,000   Colonial Properties Trust                             982,500       0.5
                                               64,000   Developers Diversified Realty Corporation             832,000       0.4
                                               52,000   Duke-Weeks Realty Corporation                       1,030,250       0.5
                                               35,000   Essex Property Trust, Inc.                          1,190,000       0.6
                                               35,000   Highwoods Properties, Inc.                            796,250       0.4
                                               30,000   Mack-Cali Realty Corporation                          763,125       0.4
                                               50,000   Simon Property Group, Inc.                          1,234,375       0.6
                                                                                                          -----------     -----
                                                                                                            8,930,392       4.5
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities                    77,000   Reliant Energy, Inc.                                1,756,562       0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Electric          40,000   American Electric Power Company, Inc.               1,340,000       0.7
                                               60,000   Carolina Power & Light Company                      1,935,000       1.0
                                               83,000   Cinergy Corp.                                       2,064,625       1.1
                                               63,000   Consolidated Edison, Inc.                           2,059,313       1.0
                                              105,000   Edison International                                3,045,000       1.5
                                               56,000   FPL Group, Inc.                                     2,362,500       1.2
                                               44,000   KeySpan Corporation                                 1,031,250       0.5
                                               50,000   NSTAR                                               2,096,875       1.1
                                               96,000   New Century Energies, Inc.                          2,778,000       1.4
                                              120,000   Northern States Power Company                       2,310,000       1.2
                                                                                                          -----------     -----
                                                                                                           21,022,563      10.7
                  ------------------------------------------------------------------------------------------------------------------


                                      6 & 7

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

NORTH AMERICA                                  Shares                                                                  Percent of
(concluded)       Industries                    Held             Common Stocks                               Value     Net Assets
====================================================================================================================================
United States     Utilities--Gas Pipeline      69,000   Columbia Energy Group                            $  4,485,000       2.3%
(concluded)                                    50,000   El Paso Energy Corporation                          1,612,500       0.8
                                                                                                         ------------     -----
                                                                                                            6,097,500       3.1
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Natural Gas       88,000   Enron Corp.                                         5,934,500       3.0
                                               78,197   Sempra Energy                                       1,451,532       0.8
                                               35,000   The Williams Companies, Inc.                        1,356,250       0.7
                                                                                                         ------------     -----
                                                                                                            8,742,282       4.5
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--                  50,000   Bell Atlantic Corporation                           3,096,875       1.6
                  Telecommunications           52,000   BellSouth Corporation                               2,447,250       1.2
                                               40,000   GTE Corporation                                     2,932,500       1.5
                                              102,648   SBC Communications Inc.                             4,426,695       2.3
                                                                                                         ------------     -----
                                                                                                           12,903,320       6.6
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Water             76,000   American Water Works Company, Inc.                  1,843,000       0.9
                                               55,500   Philadelphia Suburban Corporation                   1,113,469       0.6
                                                                                                         ------------     -----
                                                                                                            2,956,469       1.5
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in North America                169,209,693      86.2
====================================================================================================================================
                                                        Total Investments in Common Stocks
                                                        (Cost--$138,621,089)                              183,222,706      93.3
====================================================================================================================================

                                              Face
                                             Amount                Short-Term Securities
====================================================================================================================================
                  Repurchase               $3,920,000   Warburg Dillon Read LLC, purchased
                  Agreements*                           on 1/31/2000 to yield 5.69% to 2/01/2000            3,920,000       2.0
                  ------------------------------------------------------------------------------------------------------------------
                  US Government             3,000,000   Federal Home Loan Mortgage Corporation,
                  Agency Obligations**                  5.48% due 2/15/2000                                 2,993,150       1.5
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Short-Term Securities
                                                        (Costs--$6,913,150)                                 6,913,150       3.5
====================================================================================================================================
                  Total Investments (Cost--$145,534,239)                                                  190,135,856      96.8

                  Other Assets Less Liabilities                                                             6,305,987       3.2
                                                                                                         ------------     -----
                  Net Assets                                                                             $196,441,843     100.0%
                                                                                                         ============     =====
====================================================================================================================================

(a) American Depositary Receipts (ADR).
* Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
** US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

    See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

             As of January 31, 2000
===========================================================================================================================
Assets:      Investments, at value (identified cost--$145,534,239)................                            $ 190,135,856
             Cash.................................................................                                   65,750
             Foreign cash.........................................................                                  740,188
             Receivables:
               Securities sold....................................................          $ 6,088,642
               Dividends..........................................................              489,600
               Beneficial interest sold...........................................               37,367           6,615,609
                                                                                            -----------
             Prepaid registration fees and other assets...........................                                   44,751
                                                                                                              -------------
             Total assets.........................................................                              197,602,154
                                                                                                              -------------
===========================================================================================================================
Liabilities: Payables:
               Beneficial interest redeemed.......................................              838,556
               Investment adviser.................................................              103,437
               Distributor........................................................               81,021           1,023,014
                                                                                            -----------
             Accrued expenses and other liabilities...............................                                  137,297
                                                                                                              -------------
             Total liabilities....................................................                                1,160,311
                                                                                                              -------------
===========================================================================================================================
Net Assets:  Net assets ..........................................................                            $ 196,441,843
                                                                                                              =============
===========================================================================================================================
Net Assets   Class A Shares of beneficial interest, $.10 par value,
Consist of:  unlimited number of shares authorized................................                            $     167,637
             Class B Shares of beneficial interest, $.10 par value,
             unlimited number of shares authorized................................                                  469,379
             Class C Shares of beneficial interest, $.10 par value,
             unlimited number of shares authorized................................                                   36,916
             Class D Shares of beneficial interest, $.10 par value,
             unlimited number of shares authorized................................                                  872,641
             Paid-in capital in excess of par.....................................                              149,091,238
             Undistributed investment income--net..................................                                 356,312
             Undistributed realized capital gains on investments and
             foreign currency transactions--net....................................                                 867,235
             Unrealized appreciation on investments and foreign currency
             transactions--net.....................................................                              44,580,485
                                                                                                              -------------
             Net assets...........................................................                            $ 196,441,843
                                                                                                              =============
===========================================================================================================================
Net Asset    Class A--Based on net assets of $21,291,978 and 1,676,371 shares
Value:       of beneficial interest outstanding...................................                            $       12.70
                                                                                                              =============
             Class B--Based on net assets of $59,717,721 and 4,693,790 shares
             of beneficial interest outstanding...................................                            $       12.72
                                                                                                              =============
             Class C--Based on net assets of $4,644,197 and 369,159 shares
             of beneficial interest outstanding...................................                            $       12.58
                                                                                                              =============
             Class D--Based on net assets of $110,787,947 and 8,726,408 shares
             of beneficial interest outstanding...................................                            $       12.70
                                                                                                              =============
===========================================================================================================================

             See Notes to Financial Statements.


                                      8 & 9

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

STATEMENT OF OPERATIONS

             For the Six Months Ended January 31, 2000
===========================================================================================================================
Investment   Dividends (net of $21,807 foreign withholding tax)...................                            $   3,033,955
Income:      Interest and discount earned.........................................                                  628,786
                                                                                                              -------------
             Total income.........................................................                                3,662,741
                                                                                                              -------------
===========================================================================================================================
Expenses:    Investment advisory fees.............................................          $    668,401
             Account maintenance and distribution fees--Class B....................              353,633
             Account maintenance fees--Class D.....................................              153,688
             Transfer agent fees--Class D..........................................               88,323
             Transfer agent fees--Class B..........................................               58,068
             Accounting services..................................................                41,430
             Printing and shareholder reports.....................................                36,406
             Professional fees....................................................                28,656
             Registration fees....................................................                27,197
             Account maintenance and distribution fees--Class C....................               25,990
             Transfer agent fees--Class A..........................................               17,164
             Custodian fees.......................................................                13,136
             Trustees' fees and expenses..........................................                11,888
             Transfer agent fees--Class C..........................................                4,495
             Pricing fees.........................................................                   361
             Other................................................................                 3,535
                                                                                            ------------
             Total expenses.......................................................                                1,532,371
                                                                                                              -------------
             Investment income--net................................................                               2,130,370
                                                                                                              -------------
===========================================================================================================================
Realized &   Realized gain from:
Unrealized     Investments--net....................................................            1,096,219
Gain           Foreign currency transactions--net..................................                9,854          1,106,073
(Loss) On                                                                                   ------------
Investments  Change in unrealized appreciation/depreciation on:
& Foreign      Investments--net....................................................          (16,210,413)
Currency       Foreign currency transactions--net..................................              (19,110)       (16,229,523)
Transactions                                                                                ------------      -------------
--Net:       Net Decrease in Net Assets Resulting from Operations.................                            $ (12,993,080)
                                                                                                              =============
===========================================================================================================================

             See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           For the Six          For the Year
                                                                                          Months Ended              Ended
                                                                                           January 31,            July 31,
                  Increase (Decrease) in Net Assets:                                          2000                  1999
===========================================================================================================================
Operations:       Investment income--net...........................................       $  2,130,370         $  4,265,532
                  Realized gain on investments and foreign currency
                  transactions--net................................................          1,106,073           13,630,909
                  Change in unrealized appreciation/depreciation on
                  investments and foreign currency transactions--net...............        (16,229,523)           9,183,280
                                                                                          ------------         ------------
                  Net increase (decrease) in net assets resulting
                  from operations.................................................         (12,993,080)          27,079,721
                                                                                          ------------         ------------
===========================================================================================================================
Dividends &       Investment income--net:
Distributions to    Class A.......................................................            (293,150)            (615,334)
Shareholders:       Class B.......................................................            (503,239)          (1,107,518)
                    Class C.......................................................             (38,007)             (71,147)
                    Class D.......................................................          (1,360,656)          (2,447,831)
                  Realized gain on investments--net:
                    Class A.......................................................          (1,077,347)          (3,916,159)
                    Class B.......................................................          (3,294,547)         (11,960,245)
                    Class C.......................................................            (242,920)            (691,392)
                    Class D.......................................................          (5,531,722)         (16,343,239)
                                                                                          ------------         ------------
                  Net decrease in net assets resulting from dividends and
                  distributions to shareholders ..................................         (12,341,588)         (37,152,865)
                                                                                          ------------         ------------
===========================================================================================================================
Beneficial        Net increase (decrease) in net assets derived from
Interest          beneficial interest transactions................................         (12,120,146)          41,649,071
Transactions:                                                                             ------------         ------------
===========================================================================================================================
Net Assets:       Total increase (decrease) in net assets.........................         (37,454,814)          31,575,927
                  Beginning of period.............................................         233,896,657          202,320,730
                                                                                          ------------         ------------
                  End of period*..................................................        $196,441,843         $233,896,657
                                                                                          ============         ============
===========================================================================================================================
                  * Undistributed investment income--net...........................       $    356,312         $    420,994
                                                                                          ============         ============
===========================================================================================================================

                  See Notes to Financial Statements.


                                     10 & 11

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

FINANCIAL HIGHLIGHTS

                                                                                          Class A+
                The following per share data and               --------------------------------------------------------------
                ratios have been derived                        For the
                from information provided in the               Six Months
                financial statements.                            Ended                  For the Year Ended July 31,
                                                               January 31,    -----------------------------------------------
                Increase (Decrease) in Net Asset Value:           2000          1999         1998         1997         1996
=============================================================================================================================
Per Share       Net asset value, beginning of period .......   $  14.27       $  15.36     $  15.21     $  12.43     $  12.24
Operating                                                      --------       --------     --------     --------     --------
Performance:    Investment income--net .....................        .16            .35          .39          .38          .38
                Realized and unrealized gain (loss) on
                investments and foreign currency
                transactions--net ..........................       (.94)          1.42         1.37         4.17         1.55
                                                               --------       --------     --------     --------     --------
                Total from investment operations ...........       (.78)          1.77         1.76         4.55         1.93
                                                               --------       --------     --------     --------     --------
                Less dividends and distributions:
                   Investment income--net ..................       (.17)          (.36)        (.39)        (.39)        (.36)
                   Realized gain on investments--net .......       (.62)         (2.50)       (1.22)       (1.38)       (1.38)
                                                               --------       --------     --------     --------     --------
                Total dividends and distributions ..........       (.79)         (2.86)       (1.61)       (1.77)       (1.74)
                                                               --------       --------     --------     --------     --------
                Net asset value, end of period .............   $  12.70       $  14.27     $  15.36     $  15.21     $  12.43
                                                               ========       ========     ========     ========     ========
=============================================================================================================================
Total           Based on net asset value per share .........      (5.54%)++      14.15%       12.03%       40.42%       16.98%
Investment                                                     ========       ========     ========     ========     ========
Return:**
=============================================================================================================================
Ratios to       Expenses ...................................        .89%*          .87%         .88%         .90%        1.04%
Average                                                        ========       ========     ========     ========     ========
Net Assets:     Investment income--net .....................       2.39%*         2.50%        2.51%        2.87%        3.04%
=============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...   $ 21,292       $ 25,477     $ 24,233     $ 28,940     $ 18,106
Data:                                                          ========       ========     ========     ========     ========
                Portfolio turnover .........................       5.76%         20.11%       32.66%       14.29%       26.42%
                                                               ========       ========     ========     ========     ========
=============================================================================================================================

                                                                                          Class B+
                The following per share data and               --------------------------------------------------------------
                ratios have been derived                        For the
                from information provided in the               Six Months
                financial statements.                            Ended                  For the Year Ended July 31,
                                                               January 31,    -----------------------------------------------
                Increase (Decrease) in Net Asset Value:           2000          1999         1998         1997         1996
=============================================================================================================================
Per Share       Net asset value, beginning of period .......   $  14.29       $  15.38     $  15.22     $  12.44     $  12.23
Operating                                                      --------       --------     --------     --------     --------
Performance:    Investment income--net .....................        .09            .21          .23          .25          .26
                Realized and unrealized gain (loss) on
                investments and foreign currency
                transactions--net ..........................       (.94)          1.41         1.38         4.16         1.55
                                                               --------       --------     --------     --------     --------
                Total from investment operations ...........       (.85)          1.62         1.61         4.41         1.81
                                                               --------       --------     --------     --------     --------
                Less dividends and distributions:
                   Investment income--net ..................       (.10)          (.21)        (.23)        (.25)        (.22)
                   Realized gain on investments--net .......       (.62)         (2.50)       (1.22)       (1.38)       (1.38)
                                                               --------       --------     --------     --------     --------
                Total dividends and distributions ..........       (.72)         (2.71)       (1.45)       (1.63)       (1.60)
                                                               --------       --------     --------     --------     --------
                Net asset value, end of period .............   $  12.72       $  14.29     $  15.38     $  15.22     $  12.44
                                                               ========       ========     ========     ========     ========
=============================================================================================================================
Total           Based on net asset value per share .........      (6.04%)++      12.96%       10.94%       38.90%       15.89%
Investment                                                     ========       ========     ========     ========     ========
Return:**
=============================================================================================================================
Ratios          Expenses ...................................       1.90%*         1.89%        1.90%        1.94%        2.08%
to Average                                                     ========       ========     ========     ========     ========
Net Assets:     Investment income--net .....................       1.38%*         1.48%        1.50%        1.89%        2.06%
                                                               ========       ========     ========     ========     ========
=============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...   $ 59,718       $ 75,330     $ 73,067     $ 93,509     $ 96,461
Data:                                                          ========       ========     ========     ========     ========
                Portfolio turnover .........................       5.76%         20.11%       32.66%       14.29%       26.42%
                                                               ========       ========     ========     ========     ========
=============================================================================================================================

                                                                                          Class C+
                The following per share data and               --------------------------------------------------------------
                ratios have been derived                        For the
                from information provided in the               Six Months
                financial statements.                            Ended                  For the Year Ended July 31,
                                                               January 31,    -----------------------------------------------
                Increase (Decrease) in Net Asset Value:           2000          1999         1998         1997         1996
=============================================================================================================================
Per Share       Net asset value, beginning of period .......    $ 14.14        $ 15.25      $ 15.11      $ 12.37      $ 12.20
Operating                                                       -------        -------      -------      -------      -------
Performance:    Investment income--net .....................        .09            .20          .23          .24          .24
                Realized and unrealized gain (loss) on
                investments and foreign currency
                transactions--net ..........................       (.93)          1.40         1.37         4.13         1.55
                                                                -------        -------      -------      -------      -------
                Total from investment operations ...........       (.84)          1.60         1.60         4.37         1.79
                                                                -------        -------      -------      -------      -------
                Less dividends and distributions:
                   Investment income--net ..................       (.10)          (.21)        (.24)        (.25)        (.24)
                   Realized gain on investments--net .......       (.62)         (2.50)       (1.22)       (1.38)       (1.38)
                                                                -------        -------      -------      -------      -------
                Total dividends and distributions ..........       (.72)         (2.71)       (1.46)       (1.63)       (1.62)
                                                                -------        -------      -------      -------      -------
                Net asset value, end of period .............    $ 12.58        $ 14.14      $ 15.25      $ 15.11      $ 12.37
                                                                =======        =======      =======      =======      =======
=============================================================================================================================
Total           Based on net asset value per share .........      (6.03%)++      12.96%       10.96%       38.84%       15.78%
Investment                                                      =======        =======      =======      =======      =======
Return:**
=============================================================================================================================
Ratios          Expenses ...................................       1.92%*         1.90%        1.90%        1.95%        2.08%
to Average                                                      =======        =======      =======      =======      =======
Net Assets:     Investment income--net .....................       1.38%*         1.45%        1.47%        1.83%        1.91%
                                                                =======        =======      =======      =======      =======
=============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...    $ 4,644        $ 5,347      $ 4,379      $ 3,025      $ 1,953
Data:                                                           =======        =======      =======      =======      =======
                Portfolio turnover .........................       5.76%         20.11%       32.66%       14.29%       26.42%
                                                                =======        =======      =======      =======      =======
=============================================================================================================================

*  Annualized.
** Total investment returns exclude the effects of sales charges.
+  Based on average shares outstanding.
++ Aggregate total investment return.

   See Notes to Financial Statements.


                                     12 & 13

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                          Class D+
                The following per share data and               ---------------------------------------------------------------
                ratios have been derived                        For the
                from information provided in the               Six Months
                financial statements.                            Ended                  For the Year Ended July 31,
                                                               January 31,    ------------------------------------------------
                Increase (Decrease) in Net Asset Value:           2000          1999         1998         1997         1996
==============================================================================================================================
Per Share       Net asset value, beginning of period .......    $   14.27      $   15.36    $   15.20    $  12.43     $  12.24
Operating                                                       ---------      ---------    ---------    --------     --------
Performance:    Investment income--net .....................          .15            .32          .35         .35          .34
                Realized and unrealized gain (loss) on
                investments and foreign currency
                transactions--net ..........................         (.95)          1.41         1.38        4.16         1.57
                                                                ---------      ---------    ---------    --------     --------
                Total from investment operations ...........         (.80)          1.73         1.73        4.51         1.91
                                                                ---------      ---------    ---------    --------     --------
                Less dividends and distributions:
                   Investment income--net ..................         (.15)          (.32)        (.35)       (.36)        (.34)
                   Realized gain on investments--net .......         (.62)         (2.50)       (1.22)      (1.38)       (1.38)
                                                                ---------      ---------    ---------    --------     --------
                Total dividends and distributions ..........         (.77)         (2.82)       (1.57)      (1.74)       (1.72)
                                                                ---------      ---------    ---------    --------     --------
                Net asset value, end of period .............    $   12.70      $   14.27    $   15.36    $  15.20     $  12.43
                                                                =========      =========    =========    ========     ========
==============================================================================================================================
Total           Based on net asset value per share .........        (5.66%)++      13.88%       11.84%      39.99%       16.73%
Investment                                                      =========      =========    =========    ========     ========
Return:**
==============================================================================================================================
Ratios          Expenses ...................................         1.14%*         1.12%        1.12%       1.15%        1.28%
to Average                                                      =========      =========    =========    ========     ========
Net Assets:     Investment income--net .....................         2.14%*         2.26%        2.25%       2.62%        2.62%
                                                                =========      =========    =========    ========     ========
==============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ...    $ 110,788      $ 127,743    $ 100,642    $ 74,577     $ 44,691
Data:                                                           =========      =========    =========    ========     ========
                Portfolio turnover .........................         5.76%         20.11%       32.66%      14.29%       26.42%
                                                                =========      =========    =========    ========     ========
==============================================================================================================================

*  Annualized.
** Total investment returns exclude the effects of sales charges.
+  Based on average shares outstanding.
++ Aggregate total investment return.

   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Strategic Dividend Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as


                                     14 & 15

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000
collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

------------------------------------------------------------------------------
                                        Account               Distribution
                                    Maintenance Fee                Fee
------------------------------------------------------------------------------
Class B.........................         .25%                     .75%
Class C ........................         .25%                     .75%
Class D.........................         .25%                      --
------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                         MLFD        MLPF&S
--------------------------------------------------------------------------------
Class A.........................         $ 18        $  349
Class D.........................         $636        $8,441
--------------------------------------------------------------------------------

For the six months ended January 31, 2000, MLPF&S received contingent deferred sales charges of $59,922 and $1,973 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $362 relating to transactions subject to front-end sales waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2000 were $12,597,882 and $19,635,263, respectively.

Net realized gains for the six months ended January 31, 2000 and net unrealized gains (losses) as of January 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                             Realized         Unrealized
                                               Gains        Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments..........            $ 1,095,991      $  44,601,617
Short-term investments.........                    228                 --
Foreign currency transactions..                  9,854            (21,132)
                                           -----------      -------------
Total..........................            $ 1,106,073      $  44,580,485
                                           ===========      =============
--------------------------------------------------------------------------------

As of January 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $44,601,617, of which $53,298,003 related to appreciated securities and $8,696,386 related to depreciated securities. At January 31, 2000, the aggregate cost of investments for Federal income tax purposes was $145,534,239.


                                     16 & 17

                         Merrill Lynch Strategic Dividend Fund, January 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(12,120,146) and $41,649,071 for the six months ended January 31, 2000 and for the year ended July 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                    Dollar
Ended January 31, 2000                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................           107,257    $     1,441,063
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            91,689          1,189,887
                                             ---------------    ---------------
Total issued .............................           198,946          2,630,950
Shares redeemed ..........................          (307,421)        (4,107,475)
                                             ---------------    ---------------
Net decrease .............................          (108,475)   $    (1,476,525)
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended July 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................           446,426    $     6,159,548
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           300,330          3,873,661
                                             ---------------    ---------------
Total issued .............................           746,756         10,033,209
Shares redeemed ..........................          (539,325)        (7,578,565)
                                             ---------------    ---------------
Net increase .............................           207,431    $     2,454,644
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                    Dollar
Ended January 31, 2000                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................           557,416    $     7,594,225
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           239,686          3,119,823
                                             ---------------    ---------------
Total issued .............................           797,102         10,714,048
Automatic conversion of shares ...........          (223,318)        (2,982,979)
Shares redeemed ..........................        (1,150,588)       (15,250,241)
                                             ---------------    ---------------
Net decrease .............................          (576,804)   $    (7,519,172)
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended July 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,525,084    $    34,620,181
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           804,138         10,362,932
                                             ---------------    ---------------
Total issued .............................         3,329,222         44,983,113
Automatic conversion of shares ...........          (767,206)       (10,719,733)
Shares redeemed ..........................        (2,043,427)       (28,760,574)
                                             ---------------    ---------------
Net increase .............................           518,589    $     5,502,806
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                    Dollar
Ended January 31, 2000                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................            52,606    $       707,671
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            18,432            237,316
                                             ---------------    ---------------
Total issued .............................            71,038            944,987
Shares redeemed ..........................           (79,918)        (1,050,468)
                                             ---------------    ---------------
Net decrease .............................            (8,880)   $      (105,481)
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                          Dollar
Ended July 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................           245,472    $     3,350,198
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            50,462            644,271
                                             ---------------    ---------------
Total issued .............................           295,934          3,994,469
Shares redeemed ..........................          (205,083)        (2,865,334)
                                             ---------------    ---------------
Net increase .............................            90,851    $     1,129,135
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                    Dollar
Ended January 31, 2000                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................           682,489    $     9,193,116
Automatic conversion of shares ...........           223,674          2,982,979
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           447,620          5,809,408
                                             ---------------    ---------------
Total issued .............................         1,353,783         17,985,503
Shares redeemed ..........................        (1,581,097)       (21,004,471)
                                             ---------------    ---------------
Net decrease .............................          (227,314)   $    (3,018,968)
                                             ===============    ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended July 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,152,445    $    30,438,636
Automatic conversion of shares ...........           768,031         10,719,733
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................         1,207,415         15,577,811
                                             ---------------    ---------------
Total issued .............................         4,127,891         56,736,180
Shares redeemed ..........................        (1,727,866)       (24,173,694)
                                             ---------------    ---------------
Net increase .............................         2,400,025    $    32,562,486
                                             ===============    ===============
--------------------------------------------------------------------------------

5. Commitments:

At January 31, 2000, the Fund entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $1,410,000.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Robert C. Doll, Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Strategic Dividend Fund
Box 9011
Princeton, NJ
08543-9011                                                          #10561--1/00

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